Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Composition of Investment Portfolio by Major Security Type
The composition of the investment portfolio by major security type and our outstanding debt was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2021
Fixed maturities:
U.S. government obligations	$18,488.2	$0	$0	$18,488.2	$18,586.1
State and local government obligations	0	2,185.3	0	2,185.3	2,162.6
Foreign government obligations	0	17.9	0	17.9	17.9
Corporate debt securities	0	10,692.1	0	10,692.1	10,526.2
Subtotal	18,488.2	12,895.3	0	31,383.5	31,292.8
Asset-backed securities:
Residential mortgage-backed	0	790.0	0	790.0	787.7
Commercial mortgage-backed	0	6,535.6	0	6,535.6	6,561.0
Other asset-backed	0	4,982.3	0	4,982.3	4,981.8
Subtotal asset-backed securities	0	12,307.9	0	12,307.9	12,330.5
Redeemable preferred stocks:
Financials	0	50.9	0	50.9	50.7
Utilities	0	0	0	0	0
Industrials	10.7	120.1	0	130.8	120.2
Subtotal redeemable preferred stocks	10.7	171.0	0	181.7	170.9
Total fixed maturities	18,498.9	25,374.2	0	43,873.1	43,794.2
Short-term investments	942.4	0.2	0	942.6	942.6
Total available-for-sale securities	19,441.3	25,374.4	0	44,815.7	44,736.8
Equity securities:
Nonredeemable preferred stocks:
Financials	115.3	1,305.7	76.4	1,497.4	1,451.7
Utilities	0	82.9	0	82.9	80.0
Industrials	0	25.2	34.4	59.6	40.1
Subtotal nonredeemable preferred stocks	115.3	1,413.8	110.8	1,639.9	1,571.8
Common equities:
Common stocks	4,991.6	50.0	0	5,041.6	1,247.2
Other risk investments	0	0	16.9	16.9	16.9
Subtotal common equities	4,991.6	50.0	16.9	5,058.5	1,264.1
Total equity securities	5,106.9	1,463.8	127.7	6,698.4	2,835.9
Total portfolio	$24,548.2	$26,838.2	$127.7	$51,514.1	$47,572.7
Debt	$0	$5,857.4	$0	$5,857.4	$4,898.8

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2020
Fixed maturities:
U.S. government obligations	$12,740.0	$0	$0	$12,740.0	$12,437.9
State and local government obligations	0	3,221.8	0	3,221.8	3,099.4
Corporate debt securities	0	10,185.2	0	10,185.2	9,579.7
Subtotal	12,740.0	13,407.0	0	26,147.0	25,117.0
Asset-backed securities:
Residential mortgage-backed	0	509.5	0	509.5	503.3
Commercial mortgage-backed	0	6,175.1	0	6,175.1	6,042.6
Other asset-backed	0	3,784.6	0	3,784.6	3,745.0
Subtotal asset-backed securities	0	10,469.2	0	10,469.2	10,290.9
Redeemable preferred stocks:
Financials	0	51.6	0	51.6	51.1
Utilities	0	11.7	0	11.7	10.0
Industrials	10.8	120.6	0	131.4	120.1
Subtotal redeemable preferred stocks	10.8	183.9	0	194.7	181.2
Total fixed maturities	12,750.8	24,060.1	0	36,810.9	35,589.1
Short-term investments	4,704.9	513.6	0	5,218.5	5,218.5
Total available-for-sale securities	17,455.7	24,573.7	0	42,029.4	40,807.6
Equity securities:
Nonredeemable preferred stocks:
Financials	117.7	1,212.3	10.0	1,340.0	1,253.6
Utilities	0	41.9	0	41.9	40.0
Industrials	0	24.3	16.7	41.0	40.1
Subtotal nonredeemable preferred stocks	117.7	1,278.5	26.7	1,422.9	1,333.7
Common equities:
Common stocks	4,049.9	0	25.0	4,074.9	1,209.2
Other risk investments	0	0	3.1	3.1	3.1
Subtotal common equities	4,049.9	0	28.1	4,078.0	1,212.3
Total equity securities	4,167.6	1,278.5	54.8	5,500.9	2,546.0
Total portfolio	$21,623.3	$25,852.2	$54.8	$47,530.3	$43,353.6
Debt	$0	$6,793.5	$0	$6,793.5	$5,396.1

Summary of Changes in Fair Value Associated With Level 3 Assets
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2021 and 2020:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2020	Calls/ Maturities/ Paydowns/Other	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)[1]	Fair Value at Dec. 31, 2021
Equity securities:
Nonredeemable preferred stocks:
Financials	$10.0	$0	$60.2	$0	$0	$6.2	$0	$76.4
Industrials	16.7	0	5.0	(5.0)	(4.5)	22.2	0	34.4
Common equities:
Common stocks	25.0	0	2.0	(6.0)	(8.7)	37.7	(50.0)	0
Other risk investments	3.1	13.8	0	0	0	0	0	16.9
Total Level 3 securities	$54.8	$13.8	$67.2	$(11.0)	$(13.2)	$66.1	$(50.0)	$127.7

[1]The security was transferred into Level 2 since the price was deemed to be an observable market sale price as the result of recent sales of this security at a consistent price.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2019	Calls/ Maturities/ Paydowns/Other	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2020
Equity securities:
Nonredeemable preferred stocks:
Financials	$27.1	$(52.1)	$35.0	$0	$0	$0	$0	$10.0
Industrials	16.0	0	0	0	0	0.7	0	16.7
Common equities:
Common stocks	0	25.0	0	0	0	0	0	25.0
Other risk investments	0.3	2.8	0	0	0	0	0	3.1
Total Level 3 securities	$43.4	$(24.3)	$35.0	$0	$0	$0.7	$0	$54.8

Summary of Quantitative Information about Level 3 Fair Value Measurements
The following tables provide a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2021	Valuation Technique	Unobservable Input	Range of Input Values Increase (Decrease)	Weighted Average Increase (Decrease)
Equity securities:
Nonredeemable preferred stocks	$110.8	Market comparables	Weighted average market capitalization price change %	(20.2)% to (2.3)%	(7.7)%
Subtotal Level 3 securities	110.8
Pricing exemption securities	16.9
Total Level 3 securities	$127.7

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2020	Valuation Technique	Unobservable Input	Range of Input Values Increase (Decrease)	Weighted Average Increase (Decrease)
Equity securities:
Nonredeemable preferred stocks	$26.7	Pricing firm	Discount for lack of marketability %	5.0% to 15.0%	7.6%
Common stocks	25.0	Market comparables	Weighted average market capitalization price change %	29.3% to 124.2%	37.7%
Subtotal Level 3 securities	51.7
Pricing exemption securities	3.1
Total Level 3 securities	$54.8
Note: The table was updated to agree with the current year presentation and to reflect the purchase of a nonredeemable preferred stock security in the second quarter 2020 that was subject to an automatic conversion to common stock during third quarter 2020.